TRADE PAYABLES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade payables	R$ 2,905,018	R$ 2,902,593
B R [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,231,266	2,159,399
Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	R$ 673,752	R$ 743,194